Commitments and contractual obligations	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Commitments and contractual obligations
25. Commitments and contractual obligations
The Company’s commitments and contractual obligations at December 31, 2025 include:

	2026	2027	2028	2029	2029 and later	Total

Senior Notes (1)	$—	$—	$—	$500,000	$—	$500,000
Term Facility and VAT Facility (1)	83,218	95,936	95,936	79,947	479,683	834,720
Purchase obligations	1,431	349	2	—	—	1,782
Leases	9,244	6,152	2,816	1,751	5,416	25,379
Asset retirement obligations	7,886	6,724	10,037	1,900	235,300	261,847
	$101,779	$109,161	$108,791	$583,598	$720,399	$1,623,728
(1)Does not include interest on debt.